Derivative and Hedging Instruments - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 440,077,000,000	$ 395,957,000,000
Fair value of reinsurance ceded guaranteed minimum income benefits	402,000,000	535,000,000
Fair value of reinsurance assumed guaranteed minimum income benefits	46,000,000	58,000,000
Fair value of credit and interest rate embedded derivatives	487,000,000	395,000,000
Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member]
Disclosure of detailed information about hedges [Line Items]
Net loss that will be reclassified from AOCI to net income within next 12 months	$ 17,000,000
Maximum time frame for which variable cash flows are hedged	29 years
Cpi Hedge Relationships [Member] | Shareholders' accumulated other comprehensive income (loss) ("AOCI") [Member]
Disclosure of detailed information about hedges [Line Items]
Maximum time frame for which variable cash flows are hedged	13 years
Continuing Cash Flow Hedges [Member]
Disclosure of detailed information about hedges [Line Items]
AOCI Balances	$ (149,000,000)	(85,000,000)
CPI Cash Flow Hedges [Member]
Disclosure of detailed information about hedges [Line Items]
AOCI Balances	(85,000,000)	0
De Designated Hedges [Member]
Disclosure of detailed information about hedges [Line Items]
AOCI Balances	0	0
Variable annuity guarantee dynamic hedging and macro equity risk hedging programs [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	82,000,000,000	77,000,000,000
Derivatives [member] | Interest Rate Benchmark Reform [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 79,000,000,000	$ 211,000,000,000